Business Segment Information (Details) - Schedule of operating results for business segments - Ambulnz, Inc. [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Segment Information (Details) - Schedule of operating results for business segments [Line Items]
Revenues	$ 62,185,997	$ 22,536,729	$ 111,555,391	$ 35,913,821	$ 94,090,658	$ 48,299,112
(Loss) income from operations	258,759	(1,712,507)	(1,615,198)	(7,747,979)	(14,757,683)	(20,762,734)
Total assets	123,134,784	97,747,299	123,134,784	97,747,299	100,172,363	100,963,796
Depreciation and amortization expense	(1,897,051)	(1,350,022)	3,494,727	2,695,682
Stock compensation	370,000	171,768	761,534	343,536	687,072	457,467
Long-lived assets	27,844,968	24,289,395	27,844,968	24,289,395	26,390,260	22,656,722
Transportation Services [Member]
Business Segment Information (Details) - Schedule of operating results for business segments [Line Items]
Revenues	28,936,421	19,477,389	47,740,979	32,335,291
(Loss) income from operations	(598,737)	(2,201,941)	(4,000,937)	(8,340,292)	(19,285,424)	(20,920,717)
Total assets	94,500,701	95,201,741	94,500,701	95,201,741	8,863,228	100,963,796
Depreciation and amortization expense	(1,756,843)	(1,349,961)	3,354,519	2,695,621
Stock compensation	360,600	171,768	752,134	343,536	687,072	457,467
Long-lived assets	25,939,839	24,289,395	25,939,839	24,289,395	25,710,265	22,656,722
Mobile Health Services [Member]
Business Segment Information (Details) - Schedule of operating results for business segments [Line Items]
Revenues	33,249,576	3,059,340	63,814,412	3,578,530
(Loss) income from operations	857,496	489,434	2,385,739	592,313	4,527,741	157,983
Total assets	28,634,083	2,545,558	28,634,083	2,545,558	11,539,435
Depreciation and amortization expense	(140,208)	(61)	140,208	61
Stock compensation	9,400		9,400
Long-lived assets	$ 1,905,129		$ 1,905,129		$ 679,995